Organization and Description of Business	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Note 1 — Organization and Description of Business
Direct Digital Holdings, Inc., incorporated as a Delaware corporation on August 23, 2021 and headquartered in Houston, Texas, together with its subsidiaries, operates an end-to-end, programmatic advertising platform primarily focused on providing advertising technology, data-driven campaign optimization and other solutions intended for underserved and less efficient markets on both the sell- and buy-side of the digital advertising ecosystem. Direct Digital Holdings, Inc. is the holding company for Direct Digital Holdings, LLC (“DDH LLC”), which is, in turn, the holding company for the business formed by DDH LLC’s founders in 2018 through the acquisition of Colossus Media, LLC (“Colossus Media”) and Huddled Masses, LLC (“Huddled Masses®” or “Huddled Masses”). Colossus Media operates the Company’s proprietary sell-side programmatic platform operating under the trademarked banner of Colossus SSPTM (“Colossus SSP”). In late September 2020, DDH LLC acquired Orange142, LLC (“Orange 142”) to further bolster its overall programmatic buy-side advertising platform and to enhance its offerings across multiple industry verticals such as travel, healthcare, education, financial services, consumer products, and other sectors with particular emphasis intended for small and mid-sized businesses transitioning into digital with growing digital media budgets. In February 2022, Direct Digital Holdings, Inc. completed an initial public offering of its securities and, together with DDH LLC, effected a series of transactions (together, the “Organizational Transactions”) whereby Direct Digital Holdings, Inc. became the sole managing member of DDH LLC, the holder of 100% of the voting interests of DDH LLC and the holder of 19.7% of the economic interests of DDH LLC, commonly referred to as an “Up-C” structure. (See Note 6 – Related Party Transactions). In these consolidated financial statements, the “Company,” “Direct Digital,” “Direct Digital Holdings,” “DDH,” “we,” “us” and “our” refer (i) following the completion of the Organizational Transactions, including the initial public offering, to Direct Digital Holdings, Inc., and, unless otherwise stated, all of its subsidiaries, including DDH LLC, and, unless otherwise stated, its subsidiaries, and (ii) on or prior to the completion of the Organizational Transactions, to DDH LLC and, unless otherwise stated, its subsidiaries. All of the subsidiaries are incorporated in the state of Delaware, except for DDH LLC, which was formed under the laws of the State of Texas.
The subsidiaries of Direct Digital Holdings, Inc. are as follows:

Subsidiary	Current % Ownership	Business Segment	Date of Formation	Date of Acquisition
Colossus Media, LLC	100%	Sell-side	September 8, 2017	June 21, 2018
Orange142, LLC	100%	Buy-side	March 6, 2013	September 30, 2020
Huddled Masses, LLC	100%	Buy-side	November 13, 2012	June 21, 2018
Direct Digital Holdings, LLC (1)		N/A	June 21, 2018	February 15, 2022
__________________
(1)DDH owns 100% of the voting interest in Direct Digital Holding, LLC. As of December 31, 2023, DDH owns 24.2% of the economic interest in Direct Digital Holdings, LLC. See further discussion of the Up-C structure in Note 6 of our consolidated financial statements.
Colossus SSP is a stand-alone platform intended to deliver targeted advertising to diverse and multicultural audiences as well as to general audiences. Both buy-side subsidiaries, Orange 142 and Huddled Masses, offer technology-enabled advertising solutions and consulting services to clients through demand side platforms (“DSPs”).
Providing both the front-end, buy-side operations coupled with the Company’s proprietary sell-side operations enables the Company to curate the first through the last mile in the ad tech ecosystem execution process to drive higher results.
Note 1 — Organization and Description of Business
Direct Digital Holdings, Inc., incorporated as a Delaware corporation on August 23, 2021 and headquartered in Houston, Texas, together with its subsidiaries, operates an end-to-end, programmatic advertising platform primarily focused on providing advertising technology, data-driven campaign optimization and other solutions intended for underserved and less efficient markets on both the sell- and buy-side of the digital advertising ecosystem. Direct Digital Holdings, Inc. is the holding company for Direct Digital Holdings, LLC (“DDH LLC”), which is, in turn, the holding company for the business formed by DDH LLC’s founders in 2018 through the acquisition of Colossus Media, LLC (“Colossus Media”) and Huddled Masses, LLC (“Huddled Masses®” or “Huddled Masses”). Colossus Media operates the Company’s proprietary sell-side programmatic platform operating under the trademarked banner of Colossus SSPTM (“Colossus SSP”). In late September 2020, DDH LLC acquired Orange142, LLC (“Orange 142”) to further bolster its overall programmatic buy-side advertising platform and to enhance its offerings across multiple industry verticals such as travel, healthcare, education, financial services, consumer products, and other sectors with particular emphasis intended for small and mid-sized businesses transitioning into digital with growing digital media budgets. In February 2022, Direct Digital Holdings, Inc. completed an initial public offering of its securities and, together with DDH LLC, effected a series of transactions (together, the “Organizational Transactions”) whereby Direct Digital Holdings, Inc. became the sole managing member of DDH LLC, the holder of 100% of the voting interests of DDH LLC and the holder of 19.7% of the economic interests of DDH LLC, commonly referred to as an “Up-C” structure. (See Note 6 — Related Party Transactions). In these condensed consolidated financial statements, the “Company,” “Direct Digital,” “Direct Digital Holdings,” “DDH,” “we,” “us” and “our” refer to Direct Digital Holdings, Inc., and, unless otherwise stated, all of its subsidiaries, including DDH LLC and its subsidiaries. All of the subsidiaries are incorporated in the state of Delaware, except for DDH LLC, which was formed under the laws of the State of Texas.
Direct Digital Holdings, Inc. owns 100% of the voting interest in Direct Digital Holdings, LLC. As of September 30, 2024, DDH owns 25.9% of the economic interest in Direct Digital Holdings, LLC. See further discussion of the Up-C structure in Note 6 of our condensed consolidated financial statements. Direct Digital Holdings, LLC was formed on June 21, 2018 and acquired by DDH on February 15, 2022 in connection with the Organizational Transactions. Direct Digital Holdings, LLC’s wholly-owned subsidiaries are as follows:

Subsidiary	Current % Ownership	Business Segment	Date of Formation	Date of Acquisition
Colossus Media, LLC	100%	Sell-side	September 8, 2017	June 21, 2018
Orange142, LLC	100%	Buy-side	March 6, 2013	September 30, 2020
Huddled Masses, LLC	100%	Buy-side	November 13, 2012	June 21, 2018
Colossus SSP is a stand-alone platform intended to deliver targeted advertising to diverse and multicultural audiences as well as to general audiences. Both buy-side subsidiaries, Orange 142 and Huddled Masses, offer technology-enabled advertising solutions and consulting services to clients through demand side platforms (“DSPs”).
Providing both the front-end, buy-side operations coupled with the Company’s proprietary sell-side operations enables the Company to curate the first through the last mile in the ad tech ecosystem execution process to drive higher results.